Share Capital, Premium and Other Reserves	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Share Capital, Premium and Other Reserves
12. SHARE CAPITAL, PREMIUM AND OTHER RESERVES
Share capital and share premium
LumiraDx Limited was incorporated on August 24, 2016 with an authorized share capital of 5,000,000 A Ordinary Shares of par value $0.001 each and 5,000,000 Common Shares of par value $0.001 each. On September 29, 2016, the Company acquired 100% of the issued share capital of LumiraDx Holdings Limited following the agreement of an Exchange Offer, which was effective from September 28, 2016. LumiraDx Limited acquired all shares in LumiraDx Holdings Limited, and in exchange LumiraDx Limited issued to the shareholders of LumiraDx Holdings Limited a corresponding number of shares on a share-for-share
basis.

SHARES AUTHORIZED, FULLY PAID AND ALLOCATED	A ORDINARY SHARES	A ORDINARY SHARES	COMMON SHARES	COMMON SHARES
	FOR THE YEAR ENDED DECEMBER 31, 2021	FOR THE SIX MONTHS ENDED JUNE 30, 2022	FOR THE YEAR ENDED DECEMBER 31, 2021	FOR THE SIX MONTHS ENDED JUNE 30, 2022
In issue at start of period	373,697	207,562,080	—	45,241,766
February Subdivision (220:1)	81,839,643	—	—	—
Issued for cash	104,200	2,159,353	—	255,535
Issued in other transactions	—	—	5,307,607	—
Conversion of A Ordinary Shares to Common Shares	—	(37,090,189)	—	37,090,189
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	78,446,580	—	4,796,852	—
Shares issued upon conversion of financial instruments	46,797,960	—	35,137,307	—

In issue at end of period - fully paid and allocated	207,562,080	172,631,244	45,241,766	82,587,490

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
In connection with the Merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the Merger, of all issued, and authorized but unissued, LMDX
A Ordinary
shares and LMDX common shares at a ratio o
f
1.60806264
:1.
During September 2021, the Company completed its Merger and all outstanding convertible instruments at the time of the Merger converted into A ordinary and common shares.